Other Accounts Receivable and Prepaid Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Receivables [Abstract]
Prepaid expenses	$ 3,712	$ 2,659
Government authorities	2,053	4,900
Related parties	303	314
Other	961	770
Other accounts receivable and prepaid expenses	$ 7,029	$ 8,643